OTHER OPERATING INCOME, NET (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
OTHER OPERATING INCOME
Amount of trade and other payable exempted from repayment	¥ 120.4
Waver of other payables		¥ 64.3
Increase of waiver Of operating payables income	56.1
Gain from wavier of settlement of long-aged payables	¥ 14.4	¥ 9.4	¥ 2.0